Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Statement [Line Items]
Revenue	£ 15,250		£ 15,035	[1]	£ 13,212	[2]
Operating costs	(11,757)		(11,827)	[1]	(9,987)	[2]
Operating profit	3,493		3,208	[1]	3,225	[2]
Finance income	154		53	[1]	22	[2]
Finance costs	(899)		(1,140)	[1]	(977)	[2]
Share of post-tax results of joint ventures and associates	(40)		63	[1]	59	[2]
Profit before tax	2,708		2,184	[1]	2,329	[2]
Tax	884		(374)	[1]	(427)	[2]
Profit after tax from continuing operations	3,592		1,810	[1]	1,902	[2]
Profit (loss) after tax from discontinued operations	(41)		5,984	[1]	692	[2]
Total profit for the year (continuing and discontinued)	3,551		7,794	[1]	2,594	[2]
Attributable to:
Equity shareholders of the parent	3,550		7,795	[1]	2,591	[2]
Non-controlling interests	£ 1	[3]	£ (1)	[1],[4]	£ 3	[2],[5]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 1.038		£ 0.481	[1]	£ 0.504	[2]
Diluted earnings per share (continuing) (in GBP per share)	1.033		0.479	[1]	0.502	[2]
Basic earnings per share (continuing and discontinued) (in GBP per share)	1.026		2.071	[1]	0.687	[2]
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 1.021		£ 2.062	[1]	£ 0.684	[2]
Before exceptional items and remeasurements £m
Statement [Line Items]
Revenue	£ 15,250		£ 15,035	[1]	£ 13,212	[2]
Operating costs	(11,793)		(11,262)	[1]	(9,998)	[2]
Operating profit	3,457		3,773	[1]	3,214	[2]
Finance income	154		53	[1]	22	[2]
Finance costs	(1,128)		(1,082)	[1]	(878)	[2]
Share of post-tax results of joint ventures and associates	167		63	[1]	59	[2]
Profit before tax	2,650		2,807	[1]	2,417	[2]
Tax	(589)		(666)	[1]	(604)	[2]
Profit after tax from continuing operations	2,061		2,141	[1]	1,813	[2]
Profit (loss) after tax from discontinued operations	0		606	[1]	576	[2]
Total profit for the year (continuing and discontinued)	2,061		2,747	[1]	2,389	[2]
Attributable to:
Equity shareholders of the parent	2,060		2,747	[1]	2,386	[2]
Non-controlling interests	£ 1	[3]	£ 0	[1],[4]	£ 3	[2],[5]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.595		£ 0.569		£ 0.480
Diluted earnings per share (continuing) (in GBP per share)	0.593		0.567		0.478
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.595		0.730		0.632
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.593		£ 0.727		£ 0.629
Exceptional items and remeasurements (see note 4) £m
Statement [Line Items]
Revenue	£ 0		£ 0	[1]	£ 0	[2]
Operating costs	36		(565)	[1]	11	[2]
Operating profit	36		(565)	[1]	11	[2]
Finance income	0		0	[1]	0	[2]
Finance costs	229		(58)	[1]	(99)	[2]
Share of post-tax results of joint ventures and associates	(207)		0	[1]	0	[2]
Profit before tax	58		(623)	[1]	(88)	[2]
Tax	1,473		292	[1]	177	[2]
Profit after tax from continuing operations	1,531		(331)	[1]	89	[2]
Profit (loss) after tax from discontinued operations	(41)		5,378	[1]	116	[2]
Total profit for the year (continuing and discontinued)	1,490		5,047	[1]	205	[2]
Attributable to:
Equity shareholders of the parent	1,490		5,048	[1]	205	[2]
Non-controlling interests	£ 0	[3]	£ (1)	[1],[4]	£ 0	[2],[5]
Earnings per share (pence)
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.431		£ 1.341		£ 0.055
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.428		£ 1.335		£ 0.055

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	The non-controlling interests for the year ended 31 March 2018 relate to continuing operations.
[4]	The non-controlling interests for the year ended 31 March 2017 relate to discontinued operations.
[5]	The non-controlling interests for the year ended 31 March 2016 relate to both continuing and discontinued operations.